Notes payable - Summary of unsecured senior notes (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $	$ 800
Borrowings | ¥		¥ 5,175
Senior Notes Tranch one [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $	$ 300
Borrowings | ¥		1,945
Interest rate	1.375%
Borrowings maturity	2025
Senior Notes Tranch Two [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $	$ 500
Borrowings | ¥		¥ 3,230
Interest rate	2.00%
Borrowings maturity	2030